Shareholders' equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Assets	$ 2,250.4		$ 2,204.3
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares	An unlimited number of Common Shares
Number of shares issued	77,588,538		82,442,210	80,753,516
Common shares [member] | XTSE
Disclosure of classes of share capital [line items]
Assets		$ 65.0
Shares repurchased and canceled in the period	5,083,635
Common stock average price	$ 9.32
Total consideration paid	$ 47.4
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares	90,000,000
Number of authorized common shares	shares issuable in one or more series.
Number of shares issued	0
Number of shares outstanding	0